FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS [Abstract]
Fair Value of Derivative Contracts
The fair value of derivative contracts as of December 31, 2013 and December 31, 2012 was as follows:

	Derivative Assets Reported in Other Current Assets		Derivative Liabilities Reported in Other Current Liabilities
	December 31,		December 31,
	2 0 1 3	2 0 1 2	2 0 1 3	2 0 1 2

Derivatives designated as hedging instruments in cash flow hedge	$541	$449	$-	$-

Balance of Derivative Instruments and Impact on Accumulated Other Comprehensive Income
The following table represents the balance of derivative instruments as of December 31, 2013 and 2012, and their impact on accumulated other comprehensive income ("OCI") for the year ended December 31, 2013:

Balance at December 31,2012	$449
Amount of gain recognized in OCI	$1,273
Amount of gain reclassified from OCI to income	$(1,181)
Balance at December 31,2013	$541

Impact of Derivative Instruments on Total Operating Expenses
The impact of derivative instrument on total operating expenses in the year ended December 31, 2013, 2012 and 2011 was:

	Year ended December 31,
	2 0 1 3	2 0 1 2	2 0 1 1

Gain (loss) on derivative instruments	$1,181	$(116)	$496